Consolidated Statements of Equity - CAD ($) $ in Thousands	Total	Share capital	Share-based payments reserve	Deficit
Balance at Dec. 31, 2015	$ 308,681	$ 472,286	$ 4,776	$ (168,381)
Balance (in Shares) at Dec. 31, 2015		159,678,833
Net income for the year	4,798	$ 0	0	4,798
Issuance of common shares - exercise of options	483	$ 483	0	0
Issuance of common shares - exercise of options (in Shares)		130,000
Fair value of share options exercised from share-based payments reserve	0	$ 164	(164)	0
Share-based payment expense	469	0	469	0
Issuance of common shares - restricted share units	0	$ 62	(62)	0
Issuance of common shares - restricted share units (in Shares)		10,000
Balance at Dec. 31, 2016	314,431	$ 472,995	5,019	(163,583)
Balance (in Shares) at Dec. 31, 2016		159,818,833
Net income for the year	17,152	$ 0	0	17,152
Issuance of common shares - exercise of options	1,577	$ 1,577	0	0
Issuance of common shares - exercise of options (in Shares)		355,000
Fair value of share options exercised from share-based payments reserve	0	$ 538	(538)	0
Share-based payment expense	1,582	0	1,582	0
Issuance of common shares - restricted share units	0	$ 514	(514)	0
Issuance of common shares - restricted share units (in Shares)		79,668
Balance at Dec. 31, 2017	$ 334,742	$ 475,624	$ 5,549	$ (146,431)
Balance (in Shares) at Dec. 31, 2017		160,253,501